Segment Information - Revenue per country (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leasing And Service Revenues	$ 941,903	$ 700,819	$ 403,162
Ghana/Ivory Coast
Leasing And Service Revenues	175,595	230,018	227,649
Turkey
Leasing And Service Revenues	0	50,183	176,228
Norway
Leasing And Service Revenues	0	0	(715)
Brazil
Leasing And Service Revenues	233,569	(617)	0
Greenland
Leasing And Service Revenues	136	253,125	0
Ivory Coast
Leasing And Service Revenues	0	89,686	0
Tanzania
Leasing And Service Revenues	196,415	78,424	0
Angola
Leasing And Service Revenues	79,884	0	0
Namibia
Leasing And Service Revenues	33,212	0	0
Falkland
Leasing And Service Revenues	166,795	0	0
Equatorial Guinea
Leasing And Service Revenues	$ 56,297	$ 0	$ 0